Fair Values of Company's Pension Plan By Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 5,605	$ 4,625	$ 4,458
Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,605	4,625
Money Market Funds | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	199	106
ETF Mutual Fund [Member] | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,042	2,561
International | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	420
Fixed Income Funds [Member] | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,145	1,022
ETF Fixed Income [Member] | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	316	212
Commodities [Member] | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	182	140
Large and small Cap [Member] | Total Fair Value[Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	301	584
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,605	4,625
Fair Value, Inputs, Level 1 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	199	106
Fair Value, Inputs, Level 1 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,042	2,561
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	420
Fair Value, Inputs, Level 1 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,145	1,022
Fair Value, Inputs, Level 1 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	316	212
Fair Value, Inputs, Level 1 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	182	140
Fair Value, Inputs, Level 1 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	301	584
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0